INVENTORY	12 Months Ended
Feb. 28, 2014
INVENTORY [Abstract]
INVENTORY

6. INVENTORY

Inventory is comprised of the following:

	February 28, 2014	February 28, 2013
Raw Materials	6,368	10,268
Work in Progress	696	649
Finished Goods	20,748	19,511
Total Production Inventory	27,812	30,428

Inventory held for customer service/warranty	2,604	2,294
Total Inventory	30,416	32,722

Cost of sales for the year ended February 28, 2014 was $79,348 [2013 - $104,376], which included $74,327 [2013 -$99,856] of costs associated with inventory. The remaining costs of $5,021 [2013 - $4,520] related principally to freight, warranty and other direct costs of sales.

For the year ended February 28, 2014, the Company recognized an impairment loss on inventory of $1,078 [2013 -$3,443].

The Company allocates overhead and labour to inventory. Included in cost of goods sold for the year ended February 28, 2014 was overhead allocations of $ 3,283 [2013 - $3,819]. Included in inventory at February 28, 2014 was overhead allocations of $1,400 [2013 - $1,394].